UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8056

                             MMA Praxis Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   P.O. Box 5356, Cincinnati, Ohio 45201-5356
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

  Integrated Investment Services, Inc., 303 Broadway, Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800)-362-8000

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2007

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
March 31, 2007 (Unaudited)

                                                                         SHARES         VALUE
COMMON STOCKS -- 96.9%
ADVERTISING SERVICES -- 0.4%
WPP Group plc ADR (b)                                                      15,700   $   1,193,043
                                                                                    -------------
AUTOMOTIVE -- 0.3%
CarMax, Inc. (a)(b)                                                        44,400       1,089,576
                                                                                    -------------
BANKS -- 10.6%
Commerce Bancorp, Inc. (a)(b)                                              65,700       2,193,066
HSBC Holdings plc                                                         583,783      10,224,675
Mellon Financial Corp.                                                     85,700       3,697,098
State Street Corp.                                                         11,200         725,200
Wachovia Corp.                                                            158,474       8,723,994
Wells Fargo & Co.                                                         292,000      10,053,560
                                                                                    -------------
                                                                                       35,617,593
                                                                                    -------------

BROADCASTING/CABLE -- 3.8%
Comcast Corp., Class A (a)(b)                                             456,250      11,620,687
Liberty Media Corp - Capital, Series A (a)                                 11,735       1,297,774
                                                                                    -------------
                                                                                       12,918,461
                                                                                    -------------

BROKERAGE SERVICES -- 4.6%
JPMorgan Chase & Co.                                                      322,000      15,578,360
                                                                                    -------------

BUILDING MATERIALS & CONSTRUCTION -- 1.0%
Vulcan Materials Co. (b)                                                   30,400       3,540,992
                                                                                    -------------

BUSINESS SERVICES -- 1.4%
Iron Mountain, Inc. (a)(b)                                                174,800       4,567,524
                                                                                    -------------

COMPUTER EQUIPMENT & SERVICES -- 0.3%
Nokia Oyj  ADR (b)                                                         45,000       1,031,400
                                                                                    -------------
COMPUTERS & PERIPHERALS -- 1.9%
Dell, Inc. (a)(b)                                                         168,600       3,913,206
Hewlett-Packard Co.                                                        62,200       2,496,708
                                                                                    -------------
                                                                                        6,409,914
                                                                                    -------------

CONSTRUCTION -- 1.2%
Martin Marietta Materials, Inc. (b)                                        29,900       4,042,480
                                                                                    -------------

CONSUMER FINANCIAL SERVICES -- 5.9%
American Express Co.                                                      289,100      16,305,240
H&R Block, Inc.                                                           176,800       3,719,872
                                                                                    -------------
                                                                                       20,025,112
                                                                                    -------------

CONSUMER GOODS & SERVICES -- 1.2%
Procter & Gamble Co.                                                       66,000       4,168,560
                                                                                    -------------

CONTAINERS - PAPER & PLASTIC -- 2.4%
Sealed Air Corp. (b)                                                      257,200       8,127,520
                                                                                    -------------

COSMETICS & TOILETRIES -- 0.5%
Avon Products, Inc.                                                        44,400       1,654,344
                                                                                    -------------

E-COMMERCE -- 1.6%
Amazon.com, Inc. (a)(b)                                                    63,100       2,510,749
Expedia, Inc. (a)(b)                                                       25,300         586,454
IAC/InterActiveCorp. (a)                                                   22,200         837,162
Liberty Media Corp - Interactive, Class A (a)                              58,575       1,395,257
                                                                                    -------------
                                                                                        5,329,622
                                                                                    -------------

FINANCIAL SERVICES -- 6.0%
Ameriprise Financial, Inc.                                                 80,300       4,588,342
Citigroup, Inc.                                                           151,500       7,778,010
E*TRADE Financial Corp. (a)(b)                                             23,000         488,060
Moody's Corp. (b)                                                          73,900       4,586,234
Morgan Stanley                                                             36,500       2,874,740
                                                                                    -------------
                                                                                       20,315,386
                                                                                    -------------

FOOD PRODUCTS -- 0.7%
The Hershey Co. (b)                                                        42,800       2,339,448
                                                                                    -------------

INSURANCE -- 14.3%
Ambac Financial Group, Inc. (b)                                            17,500       1,511,825
American International Group, Inc.                                        241,000      16,200,019
Aon Corp.                                                                  71,100       2,698,956
Berkshire Hathaway, Inc., Class A (a)                                         121      13,187,790
Chubb Corp.                                                                20,300       1,048,901
Markel Corp. (a)(b)                                                           700         339,381
Millea Holdings, Inc.                                                      10,600         392,209
Principal Financial Group, Inc.                                            23,400       1,400,958
Sun Life Financial, Inc. (b)                                               14,000         635,600
The Progressive Corp.                                                     328,900       7,176,598
Transatlantic Holdings, Inc. (b)                                           60,200       3,920,224
                                                                                    -------------
                                                                                       48,512,461
                                                                                    -------------

MANUFACTURING -- 4.9%
Tyco International Ltd.                                                   522,100      16,472,255
                                                                                    -------------

METAL MINING -- 0.3%
Rio Tinto plc                                                              16,900         965,144
                                                                                    -------------

MINERALS -- 0.3%
BHP Billiton plc                                                           47,600       1,061,317
                                                                                    -------------

MULTIMEDIA -- 2.1%
News Corp., Class A (b)                                                   304,400       7,037,728
                                                                                    -------------

NEWSPAPERS -- 0.3%
Gannett Co., Inc.                                                          15,800         889,382
                                                                                    -------------

OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 10.6%
ConocoPhillips                                                            243,900      16,670,565
Devon Energy Corp.                                                        121,700       8,424,074
EOG Resources, Inc.                                                       104,200       7,433,628
Transocean, Inc. (a)                                                       38,300       3,129,110
                                                                                    -------------
                                                                                       35,657,377
                                                                                    -------------

PHARMACEUTICALS -- 2.8%
Cardinal Health, Inc.                                                      51,900       3,786,105
Express Scripts, Inc. (a)                                                  20,900       1,687,048
UnitedHealth Group, Inc.                                                   76,600       4,057,502
                                                                                    -------------
                                                                                        9,530,655
                                                                                    -------------

RECREATIONAL PRODUCTS -- 1.9%
Harley-Davidson, Inc.                                                     106,900       6,280,375
                                                                                    -------------

RETAIL -- 9.3%
Bed Bath & Beyond, Inc. (a)(b)                                             53,400       2,145,078
Costco Wholesale Corp.                                                    270,700      14,574,488
CVS Caremark Corp.                                                        144,622       4,937,395
Lowe's Cos., Inc.                                                          60,600       1,908,294
Sears Holdings Corp. (a)                                                    5,700       1,026,912
Wal-Mart Stores, Inc.                                                     147,000       6,901,650
                                                                                    -------------
                                                                                       31,493,817
                                                                                    -------------

RETAIL - ONLINE -- 0.3%
Hunter Douglas N.V                                                         11,700       1,031,594
                                                                                    -------------

SCHOOLS & EDUCATIONAL SERVICES -- 0.4%
Apollo Group, Inc., Class A (a)(b)                                         27,400       1,202,860
                                                                                    -------------

SOFTWARE & COMPUTER SERVICES -- 2.3%
Microsoft Corp.                                                           281,000       7,831,470
                                                                                    -------------

TELECOMMUNICATIONS -- 2.3%
SK Telecom Co. Ltd. ADR (b)                                                79,500       1,861,890
Sprint Nextel Corp.                                                       220,700       4,184,472
Virgin Media, Inc. (b)                                                     70,858       1,789,165
                                                                                    -------------
                                                                                        7,835,527
                                                                                    -------------

TRANSPORTATION SERVICES -- 1.0%
Kuehne & Nagel International  AG                                           19,000       1,562,747
United Parcel Service, Inc., Class B                                       24,600       1,724,460
                                                                                    -------------
                                                                                        3,287,207
                                                                                    -------------
TOTAL COMMON STOCKS                                                                   327,038,504
                                                                                    -------------

SHORT-TERM INVESTMENTS -- 0.0%
Northern Institutional Government Select Portfolio                        119,016         119,016
                                                                                    -------------



U.S. GOVERNMENT AGENCIES -- 1.4%
COMMERCIAL PAPER -- 1.4%
Galleon, 5.40%, 4/02/07, 5.40%, 4/2/07                                  4,583,000       4,582,313
                                                                                    -------------
CORPORATE NOTES -- 1.3%
COMMUNITY DEVELOPMENT -- 1.3%
MMA Community Development Investment, Inc., 2.98%, 12/31/09, (C)+       1,695,000       1,695,000
MMA Community Development Investment, Inc., 4.47%, 12/31/09, (C)+       2,570,000       2,570,000
                                                                                    -------------


TOTAL CORPORATE NOTES                                                                   4,265,000
                                                                                    -------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 8.5%
Northern Institutional Liquid Asset Portfolio                          28,772,862      28,772,862
                                                                                    -------------

TOTAL INVESTMENTS (Cost $328,153,152) -- 108.1%
                                                                                    $ 364,777,695
                                                                                    -------------
   Liabilities in excess of other assets -- (8.1%)
                                                                                      (27,400,282)

NET ASSETS -- 100.0%                                                                $ 337,377,413
                                                                                    =============

----------
(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of March 31, 2007.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.98% - 12/01, $1,695,000 and MMA Community Development Investment, Inc., 4.47% - 12/01, $2,570,000. At March 31, 2007, these securities had an aggregate market value of $4,265,000 Representing 1.3% of net assets.

+ Variable rate security. Rates presented are the rates in effect at March 31, 2007. Date presented reflects next rate change date.

ADR - American Depositary Receipt

plc - Public Liability Company

                                                                     UNREALIZED
FUTURES CONTRACTS PURCHASED                             CONTRACTS   APPRECIATION
                                                        ---------   ------------

S&P 500 Index Futures Contract, expiring June, 2007
 (underlying face amount at value $3,935,800)               11       $  108,075

See notes to schedule of portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2007 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
ASSET BACKED SECURITIES -- 2.5%
Honda Auto Receivables Owner Trust, 4.15%, 10/15/10                  $  1,000,000   $    988,129
Massachusetts RRB Special Purpose Trust, 3.78%, 9/15/10                   625,448        618,235
MBNA Credit Card Master Note Trust, Series 2003-A1, 3.30%, 7/15/10      1,375,000      1,353,035
MBNA Credit Card Master Note Trust, Series 2005-A1, 4.20%, 9/15/10      1,000,000        990,639
PG&E Energy Recovery Funding LLC, 3.87%, 6/25/11                        1,053,022      1,038,164
Residential Funding Mortgage Securities, 5.53%, 1/25/36                 1,000,000        998,049
Wachovia Auto Loan Owner Trust, 5.10%, 7/20/11 (a)                      1,000,000      1,000,262
                                                                                    ------------
TOTAL ASSET BACKED SECURITIES                                                          6,986,513
                                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
JP Morgan Securities, Inc., 4.50%, 9/25/19                                710,253        697,951
                                                                                    ------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 7.3%
Bear Stearns Commercial Mortgage Securities, 5.20%, 12/1/38             2,000,000      1,971,940
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41             1,000,000        988,737
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41             1,000,000        958,458
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41             2,000,000      2,023,569
Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42             1,000,000        986,234
Bear Stearns Commercial Mortgage Securities, 5.13%, 10/12/42            1,125,000      1,124,716
Bear Stearns Commercial Mortgage Securities, 5.33%, 2/11/44             2,000,000      1,993,750
Chase Commercial Mortgage Securities Corp., 7.32%, 10/15/32             1,000,000      1,057,528
JP Morgan Chase Commercial Mortgage Securities, 5.40%, 5/15/45          2,000,000      2,001,543
JP Morgan Chase Commercial Mortgage Securities, 4.63%, 3/15/46          1,000,000        986,914
JP Morgan Trust, 4.90%, 10/15/42                                        1,000,000        984,372
Morgan Stanley Capital, 5.01%, 1/14/42                                  1,000,000        993,391
Morgan Stanley Capital, 4.83%, 6/12/47                                  1,000,000        986,496
Morgan Stanley Capital I, 5.98%, 8/12/41                                1,000,000      1,039,084
Morgan Stanley Capital I, 5.51%, 11/12/49                               2,000,000      2,020,083
                                                                                    ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                                           20,116,815
                                                                                    ------------
CORPORATE BONDS -- 23.0%
AGRICULTURAL SERVICES -- 0.5%
Cargill, Inc., 7.50%, 9/1/26 (a)                                        1,250,000      1,472,775
                                                                                    ------------


ASSET MANAGEMENT -- 0.5%
Legg Mason, Inc., 6.75%, 7/2/08                                         1,300,000      1,318,855
                                                                                    ------------


BANKING -- 0.4%
Citigroup, Inc., 5.13%, 5/5/14 (b)                                      1,000,000        989,260
                                                                                    ------------


BROADCASTING/CABLE -- 0.4%
Comcast Corp., 5.85%, 1/15/10 (b)                                       1,000,000      1,018,503
                                                                                    ------------


BROKERAGE SERVICES -- 0.7%
Goldman Sachs Group, 6.65%, 5/15/09 (b)                                 1,000,000      1,031,030
Lehman Brothers Holdings, 7.00%, 2/1/08 (b)                             1,000,000      1,012,172
                                                                                    ------------

                                                                                       2,043,202
                                                                                    ------------

COMMERCIAL BANKS -- 1.3%
Bank of America Corp., 7.75%, 8/15/15                                   1,000,000      1,150,464
State Street Corp., 7.35%, 6/15/26                                      1,000,000      1,184,289
Wells Fargo Co., 5.13%, 9/1/12 (b)                                      1,250,000      1,253,193
                                                                                    ------------

                                                                                       3,587,946
                                                                                    ------------

COMMERCIAL BANKS - SOUTHERN U.S. -- 0.7%
Bank One Texas, 6.25%, 2/15/08                                          1,950,000      1,963,510
                                                                                    ------------


CONSTRUCTION -- 0.7%
D.R. Horton, Inc., 8.50%, 4/15/12                                       1,300,000      1,351,981
KB Home, 8.63%, 12/15/08 (b)                                              500,000        511,250
                                                                                    ------------

                                                                                       1,863,231
                                                                                    ------------

ELECTRIC - INTEGRATED -- 1.4%
Consolidated Edison, 5.70%, 12/1/36 (b)                                 1,000,000        969,198
Midamerican Energy Co., 6.75%, 12/30/31                                 1,500,000      1,660,248
Puget Sound Energy, Inc., 6.74%, 6/15/18                                1,000,000      1,083,509
                                                                                    ------------

                                                                                       3,712,955
                                                                                    ------------

ELECTRIC SERVICES -- 0.7%
AEP Texas North Co., Series B, 5.50%, 3/1/13                            1,000,000      1,001,442
FPL Energy Caithness Funding, 7.65%, 12/31/18 (a)                         742,893        818,535
                                                                                    ------------

                                                                                       1,819,977
                                                                                    ------------

ELECTRONIC COMPONENTS - SEMICONDUCTORS -- 0.4%
Applied Materials, Inc., 7.13%, 10/15/17 (b)                            1,000,000      1,100,213
                                                                                    ------------


FINANCE - AUTO LOANS -- 0.7%
Ford Motor Credit Co., 7.25%, 10/25/11 (b)                              1,000,000        971,903
Ford Motor Credit Co., 8.00%, 12/15/16                                    500,000        481,122
General Motors Acceptance Corp., 6.75%, 12/1/14 (b)                       500,000        491,546
                                                                                    ------------

                                                                                       1,944,571
                                                                                    ------------

FINANCIAL SERVICES -- 1.7%
Countrywide Financial Corp., 6.25%, 5/15/16 (b)                           500,000        504,012
ERAC USA Finance Co., 5.90%, 11/15/15 (a)                               1,000,000      1,020,208
General Electric Capital Corp., 6.88%, 11/15/10 (b)                     1,000,000      1,057,704
General Electric Capital Corp., 6.75%, 3/15/32 (b)                      1,000,000      1,133,031
SLM Corp., 4.00%, 1/15/09 (b)                                           1,000,000        981,733
                                                                                    ------------

                                                                                       4,696,688
                                                                                    ------------

FIRE, MARINE & CASUALTY INSURANCE -- 0.4%
Berkley Corp., 5.13%, 9/30/10 (b)                                       1,000,000        991,993
                                                                                    ------------


FOOD PROCESSING -- 0.3%
Dean Foods Co., 8.15%, 8/1/07                                             750,000        750,000
                                                                                    ------------


GOVERNMENTS (FOREIGN) -- 0.2%
Province of Ontario, 5.70%, 12/1/08                                       500,000        443,786
                                                                                    ------------


INSURANCE -- 1.5%
American International Group, 6.25%, 5/1/36                             1,000,000      1,049,631
Fidelity National Title, 7.30%, 8/15/11                                 1,000,000      1,037,855
Old Republic International Corp., 7.00%, 6/15/07                        1,000,000      1,003,008
Principal Life Global, 6.25%, 2/15/12 (a)(b)                            1,000,000      1,046,773
                                                                                    ------------

                                                                                       4,137,267
                                                                                    ------------

INTERNAL COMBUSTION ENGINES, N.E.C. -- 0.4%
Briggs & Stratton Corp., 8.88%, 3/15/11                                 1,000,000      1,091,250
                                                                                    ------------


MEDICAL - BIOMEDICAL/GENETIC -- 0.5%
Amgen, Inc., 4.00%, 11/18/09 (b)                                        1,500,000      1,462,698
                                                                                    ------------


NATURAL GAS PRODUCTION AND/OR DISTRIBUTION -- 1.8%
Indiana Gas Co., 6.55%, 6/30/28                                           250,000        261,158
Keyspan Gas East, 7.88%, 2/1/10                                         1,250,000      1,338,222
National Fuel Gas Co., 6.30%, 5/27/08                                   1,000,000      1,009,430
Northern Natural Gas, 5.38%, 10/31/12 (a)                               1,000,000      1,007,416
Southern Union Co., 8.25%, 11/15/29                                     1,050,000      1,208,211
                                                                                    ------------

                                                                                       4,824,437
                                                                                    ------------

NETWORKING -- 0.4%
Cisco Systems, Inc., 5.25%, 2/22/11 (b)                                 1,000,000      1,004,885
                                                                                    ------------


OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 1.9%
Burlington Resources, Inc., 7.38%, 3/1/29                               1,073,000      1,248,568
Conoco, Inc., 6.95%, 4/15/29 (b)                                        1,075,000      1,218,909
Pemex Project, 7.38%, 12/15/14 (b)                                        500,000        552,250
Ras Laffan, 5.83%, 9/30/16 (a)                                          1,000,000      1,008,660
XTO Energy, Inc., 7.50%, 4/15/12 (b)                                    1,000,000      1,094,630
                                                                                    ------------

                                                                                       5,123,017
                                                                                    ------------

PUBLISHING - JOURNALS -- 0.5%
Thomson Corp., 6.20%, 1/5/12 (b)                                        1,200,000      1,245,294
                                                                                    ------------


RESTAURANTS -- 0.4%
YUM! Brands, Inc., 8.88%, 4/15/11 (b)                                   1,000,000      1,122,801
                                                                                    ------------


RETAIL - BUILDING PRODUCTS -- 0.5%
Home Depot, Inc., 5.25%, 12/16/13 (b)                                     500,000        496,540
Home Depot, Inc., 5.40%, 3/1/16 (b)                                     1,000,000        976,488
                                                                                    ------------

                                                                                       1,473,028
                                                                                    ------------

RETAIL - DISCOUNT -- 0.8%
Dollar General Corp., 8.63%, 6/15/10                                    1,000,000      1,063,750
Wal-Mart Stores, 7.55%, 2/15/30 (b)                                     1,000,000      1,203,692
                                                                                    ------------

                                                                                       2,267,442
                                                                                    ------------

RETAIL - FOOD -- 0.4%
Delhaize America, Inc., 8.13%, 4/15/11 (b)                              1,000,000      1,093,831
                                                                                    ------------


SUPRANATIONAL BANK -- 0.7%
Corporation Andina de Fomento, 5.20%, 5/21/13                           1,000,000        988,638
IFFIM, 5.00%, 11/14/11 (a)                                              1,000,000        997,846
                                                                                    ------------

                                                                                       1,986,484
                                                                                    ------------

TELECOMMUNICATIONS -- 0.4%
Embarq Corp., 6.74%, 6/1/13                                             1,000,000      1,032,395
                                                                                    ------------


TELEPHONE - INTEGRATED -- 0.7%
Sprint Capital Corp., 7.63%, 1/30/11 (b)                                1,000,000      1,075,129
Verizon Communications, 5.55%, 2/15/16 (b)                              1,000,000      1,000,618
                                                                                    ------------

                                                                                       2,075,747
                                                                                    ------------

TRANSPORTATION SERVICES -- 0.7%
Canadian National Railways, 4.40%, 3/15/13 (b)                          1,000,000        951,143
Golden State Petroleum Transportation, 8.04%, 2/1/19                    1,000,000      1,064,750
                                                                                    ------------

                                                                                       2,015,893
                                                                                    ------------

UTILITIES - NATURAL GAS -- 0.4%
Michigan Consolidated Gas Co., 8.25%, 5/1/14                            1,000,000      1,161,226
                                                                                    ------------


TOTAL CORPORATE BONDS                                                                 62,835,160
                                                                                    ------------
CORPORATE NOTES -- 1.1%
COMMUNITY DEVELOPMENT -- 1.1%
MMA Community Development Investment, Inc., 2.98%, 12/31/09, (C)+       1,150,000      1,150,000
MMA Community Development Investment, Inc., 4.47%, 12/31/09, (C)+       1,925,000      1,925,000
                                                                                    ------------

TOTAL CORPORATE NOTES                                                                  3,075,000
                                                                                    ------------
INTEREST ONLY BONDS -- 0.3%
FREDDIE MAC -- 0.2%
5.00%, 5/15/23                                                          1,339,993         35,196
5.00%, 4/15/29                                                          2,000,000        386,831
                                                                                    ------------

                                                                                         422,027

                                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 0.1%
1.03%, 4/16/07                                                          9,882,404        334,644
                                                                                    ------------

TOTAL INTEREST ONLY BONDS                                                                756,671
                                                                                    ------------
MUTUAL FUNDS -- 0.9%
MUTUAL FUNDS -- 0.9%
Pax World High Yield Fund                                                 286,591      2,487,613
                                                                                    ------------

U.S. GOVERNMENT AGENCIES -- 63.1%
FANNIE MAE -- 27.7%
5.25%, 1/15/09                                                          4,400,000      4,425,837
7.25%, 1/15/10                                                          2,950,000      3,134,965
6.13%, 3/15/12                                                          2,700,000      2,848,762
4.38%, 7/17/13                                                          5,250,000      5,084,850
4.13%, 4/15/14                                                            900,000        857,280
7.35%, 1/1/15                                                             330,589        355,393
5.00%, 4/15/15                                                          2,250,000      2,258,624
7.00%, 7/1/15                                                              18,264         18,983
5.00%, 2/13/17                                                          1,000,000        998,003
5.00%, 7/1/18                                                             908,420        898,265
5.00%, 9/1/18                                                           1,175,032      1,161,898
7.00%, 11/1/19                                                            128,841        134,586
7.00%, 11/1/19                                                             72,228         75,449
5.00%, 7/1/23                                                           1,651,501      1,612,366
5.00%, 4/1/24                                                           1,636,637      1,596,648
5.00%, 4/1/25                                                           2,032,854      1,981,817
5.00%, 7/1/25                                                           1,846,242      1,799,890
5.00%, 10/1/25                                                          2,185,089      2,130,229
5.50%, 11/1/25                                                          1,715,764      1,708,702
8.50%, 9/1/26                                                             334,793        359,538
6.63%, 11/15/30                                                         3,500,000      4,125,653
6.50%, 5/1/31                                                             139,899        142,713
6.50%, 6/1/32                                                             329,862        339,138
6.00%, 10/1/32                                                            289,653        293,296
5.00%, 2/1/33                                                           1,562,173      1,513,278
5.50%, 3/1/33                                                             813,120        806,560
5.50%, 4/1/33                                                             592,390        587,535
5.56%, 6/1/33                                                             407,460        411,799
6.00%, 8/1/33                                                             481,562        485,133
4.28%, 10/1/33                                                          1,247,831      1,241,687
6.00%, 10/1/33                                                            622,031        626,645
5.50%, 2/1/34                                                           1,101,889      1,090,308
5.50%, 2/1/34                                                           1,212,091      1,199,352
5.91%, 2/1/34                                                           1,534,149      1,556,864
4.13%, 4/1/34                                                             198,934        204,041
4.19%, 5/1/34                                                             882,254        876,332
5.50%, 5/1/34                                                           1,265,299      1,254,931
6.00%, 8/1/34                                                           2,118,110      2,133,820
5.50%, 10/1/34                                                          1,378,489      1,366,394
5.50%, 11/1/34                                                          1,423,004      1,408,048
6.00%, 11/1/34                                                          2,524,607      2,543,332
5.50%, 1/1/35                                                           2,130,047      2,111,358
5.50%, 1/1/35                                                           1,453,826      1,438,546
5.00%, 10/1/35                                                          2,689,801      2,598,488
5.50%, 10/1/35                                                          3,268,182      3,237,335
6.00%, 10/1/35                                                          1,609,686      1,621,625
5.50%, 4/1/36                                                           2,735,580      2,709,760
6.00%, 6/1/36                                                           1,849,286      1,863,002
5.50%, 11/1/36                                                          2,925,694      2,894,945
                                                                                    ------------

                                                                                      76,124,003
                                                                                    ------------

FEDERAL FARM CREDIT BANK -- 0.7%
4.88%, 12/16/15                                                         2,000,000      1,984,966
                                                                                    ------------


FEDERAL HOME LOAN BANK -- 2.6%
4.13%, 8/13/10                                                          1,000,000        978,763
6.63%, 11/15/10                                                           900,000        951,920
3.88%, 6/14/13                                                            300,000        283,769
4.50%, 9/16/13                                                          1,250,000      1,222,315
4.75%, 12/16/16                                                         2,600,000      2,546,661
5.50%, 7/15/36                                                          1,000,000      1,033,594
                                                                                    ------------

                                                                                       7,017,022
                                                                                    ------------

FREDDIE MAC -- 28.5%
9.00%, 6/1/08                                                                 482            519
3.88%, 6/15/08                                                          1,500,000      1,480,787
6.75%, 1/15/09                                                            126,727        127,168
5.75%, 3/15/09                                                          5,450,000      5,536,983
3.75%, 7/15/09                                                          2,000,000      2,648,224
4.13%, 7/12/10                                                          1,987,000      1,946,310
4.00%, 9/1/10                                                           1,149,767      1,120,453
6.88%, 9/15/10                                                          2,081,000      2,216,196
5.00%, 7/15/14                                                          2,700,000      2,716,373
5.50%, 9/1/17                                                             978,638        983,088
6.00%, 9/1/17                                                           1,354,977      1,377,463
5.00%, 10/1/17                                                            746,214        738,179
5.50%, 11/1/17                                                          1,159,529      1,165,101
6.00%, 2/1/18                                                             652,284        663,890
5.00%, 5/1/18                                                             638,834        631,632
4.50%, 6/1/18                                                           1,913,689      1,857,794
5.00%, 9/1/18                                                           1,051,413      1,039,743
5.00%, 9/1/18                                                           1,033,744      1,022,089
5.00%, 10/1/18                                                          1,119,451      1,106,978
5.00%, 11/1/18                                                          1,062,367      1,050,389
5.00%, 4/1/19                                                           1,873,017      1,850,008
5.00%, 12/1/21                                                          3,942,928      3,888,625
5.00%, 12/10/21                                                         2,625,000      2,559,372
7.00%, 2/1/30                                                             841,801        867,774
7.50%, 7/1/30                                                             744,708        771,324
5.00%, 12/15/30                                                         2,000,000      1,965,680
6.50%, 2/1/31                                                              46,667         47,591
7.00%, 3/1/31                                                             429,321        442,567
6.75%, 3/15/31                                                          2,050,000      2,460,154
5.00%, 4/15/31                                                          2,000,000      1,969,295
6.50%, 8/1/31                                                              36,482         37,562
6.50%, 2/1/32                                                             332,053        341,885
5.00%, 2/15/32                                                          2,000,000      1,934,748
6.00%, 10/1/32                                                          1,070,405      1,084,577
5.50%, 8/1/33                                                           1,626,354      1,613,097
5.50%, 11/1/33                                                          1,224,626      1,214,643
5.50%, 12/1/33                                                          1,017,198      1,008,906
2.94%, 5/1/34                                                             670,909        671,089
3.03%, 5/1/34                                                           1,096,690      1,092,395
6.00%, 11/1/34                                                            999,000      1,011,593
5.00%, 7/1/35                                                           2,655,716      2,569,206
5.00%, 7/1/35                                                           1,776,878      1,718,997
5.50%, 3/1/36                                                           1,865,528      1,847,862
5.50%, 6/1/36                                                           2,835,822      2,806,176
5.50%, 6/1/36                                                           2,865,656      2,835,769
6.00%, 6/1/36                                                           1,933,124      1,948,698
5.50%, 12/1/36                                                          2,939,281      2,908,554
5.50%, 12/1/36                                                          2,962,679      2,931,707
5.73%, 1/1/37                                                           2,447,824      2,474,003
                                                                                    ------------

                                                                                      78,303,216
                                                                                    ------------

GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 1.8%
7.50%, 9/15/07                                                              7,021          7,306
6.75%, 4/15/16                                                             96,462        100,004
7.00%, 12/20/30                                                           150,801        156,214
6.50%, 4/20/31                                                            168,716        173,322
6.50%, 7/20/31                                                            149,365        153,017
6.50%, 10/20/31                                                           322,226        331,024
7.00%, 10/20/31                                                            93,552         96,909
7.00%, 3/20/32                                                            364,808        377,902
6.50%, 5/20/32                                                            195,389        200,543
5.50%, 1/20/34                                                            607,648        612,633
6.93%, 9/15/39                                                          2,024,943      2,085,312
6.85%, 10/15/39                                                           718,652        743,074
                                                                                    ------------

                                                                                       5,037,260
                                                                                    ------------

SMALL BUSINESS ADMINISTRATION -- 0.4%
6.00%, 9/25/18                                                             93,400         93,781
5.60%, 2/25/32                                                          1,000,000        998,750
                                                                                    ------------

                                                                                       1,092,531
                                                                                    ------------

TENNESSEE VALLEY AUTHORITY -- 1.4%
6.25%, 12/15/17                                                         2,000,000      2,192,838
4.65%, 6/15/35                                                          1,750,000      1,572,335
                                                                                    ------------

                                                                                       3,765,173
                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCIES                                                       173,324,171
                                                                                    ------------

SHORT TERM INVESTMENTS -- 1.1%
Northern Institutional Government Select Portfolio                      2,988,935      2,988,935


SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 4.9%
SHORT TERM -- 4.9%
Fannie Mae Pool #6536 7.5%, 11/01/13                                       41,270          1,404
Fannie Mae Pool #15842 6.0%, 12/01/13                                      41,270         24,712
Fannie Mae Pool #15842 6.0%, 12/01/13                                      41,138          2,910
Fannie Mae Pool #15842 6.0%, 12/01/13                                      32,085          2,028
Fannie Mae Pool #36395 6.5%, 11/01/30                                      41,270          2,897
Fannie Mae Pool #36395 6.5%, 11/01/30                                      41,270          2,719
Fannie Mae Pool #36395 6.5%, 1/01/31                                       41,270          2,798
Fannie Mae Pool #20205 5.5%, 1/01/33                                       41,270         14,540
Fannie Mae Pool #15911 6.0%, 2/01/33                                       41,270          7,290
Fannie Mae Pool #15911 6.0%, 2/01/33                                       41,270          9,252
Fannie Mae Pool #20205 5.5%, 11/01/34                                      41,024         26,321
Fannie Mae Pool #12309 6.0%, 5/01/36                                       17,509         16,054
Northern Institutional Liquid Asset Portfolio                          12,999,171     12,999,171
U.S. Treasury Bond, 8.75%, 8/15/20                                         62,223         86,636
U.S. Treasury Bond, 4.75%, 2/15/37                                         76,216         75,681
U.S. Treasury Note, 6.63%, 5/15/07                                         60,264         61,873
U.S. Treasury Note 3.0% 2/15/08                                            26,990         26,641
U.S. Treasury Note, 3.25%, 1/15/09                                         61,115         60,057
U.S. Treasury Note, 4.63%, 11/15/09                                        72,784         74,176
U.S. Treasury Note, 3.88%, 7/15/10                                         56,812         56,194
U.S. Treasury Note, 4.88%, 08/15/16                                        39,123         40,025
                                                                                    ------------
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                            13,593,379
                                                                                    ------------

TOTAL INVESTMENTS (Cost $288,686,379) -- 104.5%                                     $286,862,208

  Liabilities In Excess Of Other Assets -- (4.5%)                                    (12,472,699)
                                                                                    ------------
NET ASSETS -- 100.0%                                                                $274,389,509
                                                                                    ============

----------

(a) 144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees. At March 31, 2007, these securities were valued at $8,372,475 or 3.05% of net assets.

(b)   All or part of this security was on loan, as of March 31, 2007.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.98% - 12/01, $1,150,000 and MMA Community Development Investment, Inc., 4.47% - 12/01, $1,925,000. At March 31, 2007 these securities had an aggregate market value of $3,075,000, representing 1.1% of net assets.

+ Variable rate security. Rates presented are the rates in effect at March 31, 2007. Date presented reflects next rate change date.

See notes to schedule of portfolio investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2007 (Unaudited)

                                                                        SHARES        VALUE
COMMON STOCKS -- 96.1%
ARGENTINA -- 0.8%
AGRICULTURE -- 0.1%
Cresud S.A. ADR (b)                                                       10,281   $    211,069
                                                                                   ------------
BANKS -- 0.3%
Banco Macro Bansud S.A. (b)                                               14,181        481,303
                                                                                   ------------
REAL ESTATE -- 0.4%
IRSA Inversiones y Representaciones S.A. (a)(b)                           38,689        740,121
                                                                                   ------------
                                                                                      1,432,493
                                                                                   ------------

AUSTRALIA -- 1.0%
AIRPORT DEVELOPMENT -- 0.3%
Macquarie Airports                                                       148,104        478,141
                                                                                   ------------
FINANCIAL SERVICES -- 0.4%
National Australia Bank Ltd.                                              19,842        648,610
                                                                                   ------------
INVESTMENT COMPANIES -- 0.3%
Macquarie Infrastructure Group (b)                                       180,424        560,586
                                                                                   ------------
                                                                                      1,687,337
                                                                                   ------------

BELGIUM -- 0.8%
SPECIAL PURPOSE ENTITY -- 0.8%
Compagnie Nationale a Portefeuille (CNP)/National
  Portefeuille Maatschappij (NPM)                                          3,900        247,687
Groupe Bruxelles Lamber S.A                                                9,356      1,094,772
                                                                                   ------------
                                                                                      1,342,459
                                                                                   ------------

BERMUDA -- 0.3%
INSURANCE -- 0.3%
Catlin Group Ltd.                                                         47,215        464,810
                                                                                   ------------
BRAZIL -- 0.3%
MINERALS -- 0.3%
Companhia Vale do Rio Doce ADR (b)                                        15,466        572,087
                                                                                   ------------

CANADA -- 1.3%
PUBLISHING -- 1.0%
Yellow Pages Income Fund                                                 154,354      1,820,805
                                                                                   ------------
TELECOMMUNICATIONS -- 0.3%
BCE, Inc.                                                                 15,800        446,795
                                                                                   ------------
                                                                                      2,267,600
                                                                                   ------------

FINLAND -- 0.6%
FINANCIAL SERVICES -- 0.3%
Sampo Oyj (b)                                                             17,900        543,301
                                                                                   ------------
MACHINERY & ENGINEERING -- 0.3%
KCI Konecranes Oyj (a)                                                    15,400        516,385
                                                                                   ------------
                                                                                      1,059,686
                                                                                   ------------

FRANCE -- 14.7%
BANKS -- 1.5%
BNP Paribas S.A                                                           25,089      2,620,679
                                                                                   ------------
BUILDING & CONSTRUCTION -- 2.1%
Bouygues S.A                                                              14,351      1,109,085
Compagnie de Saint-Gobain                                                 17,789      1,738,857
Imerys S.A. (b)                                                            7,667        711,852
                                                                                   ------------
                                                                                      3,559,794
                                                                                   ------------

COMPUTER- AIDED DESIGN -- 0.9%
Dassault Systemes S.A. (b)                                                17,354        933,136
Ingenico S.A. (a)(b)                                                      24,159        629,673
                                                                                   ------------
                                                                                      1,562,809
                                                                                   ------------

ELECTRIC SERVICES -- 1.2%
Schneider Electric S.A                                                    16,873      2,142,063
                                                                                   ------------
FOOD DIVERSIFIED -- 1.1%
Sodexho Alliance S.A                                                      25,442      1,862,903
                                                                                   ------------
FOOD RETAIL -- 1.6%
Carrefour S.A. (b)                                                        37,480      2,741,340
                                                                                   ------------
GAS DISTRIBUTION -- 0.5%
Gaz de France (b)                                                         17,864        829,063
                                                                                   ------------
INSURANCE -- 1.7%
Axa                                                                       30,567      1,296,101
CNP Assurances                                                            14,100      1,642,159
                                                                                   ------------
                                                                                      2,938,260
                                                                                   ------------

MEDIA -- 1.5%
Vivendi Universal S.A                                                     63,303      2,572,543
                                                                                   ------------
OFFICE AUTOMATION & EQUIPMENT -- 1.1%
Neopost S.A. (b)                                                          13,560      1,938,307
                                                                                   ------------
TELECOMMUNICATIONS -- 0.7%
France Telecom S.A                                                        42,751      1,129,099
                                                                                   ------------
TIRE & RUBBER -- 0.8%
Michelin (b)                                                              11,914      1,315,784
                                                                                   ------------
                                                                                     25,212,644
                                                                                   ------------

GERMANY -- 8.7%
APPAREL MANUFACTURERS -- 0.4%
Adidas-Salomon AG (b)                                                     13,911        759,154
                                                                                   ------------
BANKS -- 1.1%
Deutsche Bank AG                                                          14,063      1,892,977
                                                                                   ------------
BUILDING & CONSTRUCTION -- 0.8%
Bilfinger Berger AG                                                       14,701      1,341,364
                                                                                   ------------
CHEMICALS -- 0.5%
BASF AG                                                                    7,578        851,392
                                                                                   ------------
ELECTRIC - INTEGRATED -- 1.4%
RWE AG (b)                                                                22,887      2,421,549
                                                                                   ------------
INSURANCE -- 0.7%
Allianz AG                                                                 5,669      1,166,289
                                                                                   ------------
MACHINERY / PRINT TRADE -- 0.4%
Heidelberger Druckmaschin (b)                                             13,841        633,482
                                                                                   ------------
PHARMACEUTICALS -- 1.6%
Fresenius AG                                                              34,909      2,774,813
                                                                                   ------------
REAL ESTATE -- 0.8%
IVG Immobilien AG (b)                                                     18,924        903,538
Patrizia Immobilien AG (a)(b)                                             19,245        428,581
                                                                                   ------------
                                                                                      1,332,119
                                                                                   ------------

SOFTWARE -- 1.0%
SAP AG                                                                    38,929      1,737,516
                                                                                   ------------
                                                                                     14,910,655
                                                                                   ------------

GREECE -- 0.9%
BANKS -- 0.6%
Greek Postal Savings Bank S.A. (a)                                        42,027      1,063,377
                                                                                   ------------
FINANCIAL SERVICES -- 0.3%
Hellenic Exchanges S.A                                                    22,147        508,297
                                                                                   ------------
                                                                                      1,571,674
                                                                                   ------------

HONG KONG -- 2.7%
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Guoco Group Ltd.                                                          76,000      1,068,970
                                                                                   ------------
REAL ESTATE INVESTMENT / MANAGEMENT -- 0.4%
Hysan Development Company Ltd. (b)                                       221,000        601,043
                                                                                   ------------
REAL ESTATE OPERATORS/DEVELOPERS -- 0.3%
Chinese Estates Holdings Ltd. (b)                                        352,000        489,246
                                                                                   ------------
TELECOMMUNICATIONS -- 0.9%
China Unicom Ltd.                                                      1,190,000      1,714,904
                                                                                   ------------
TELEVISION -- 0.5%
Television Broadcasts Ltd.                                               125,000        781,500
                                                                                   ------------
                                                                                      4,655,663
                                                                                   ------------

IRELAND -- 1.8%
BANKS -- 0.8%
Anglo Irish Bank Corp. plc (b)                                            60,290      1,288,678
                                                                                   ------------
BUILDING PRODUCTS -- 0.4%
CRH plc                                                                   17,163        733,248
                                                                                   ------------
FINANCIAL SERVICES -- 0.6%
Irish Life & Permanent plc                                                36,078        984,668
                                                                                   ------------
                                                                                      3,006,594
                                                                                   ------------

ISRAEL -- 0.7%
PHARMACEUTICALS -- 0.7%
Teva Pharmaceutical Industries Ltd. (b)                                   31,689      1,186,119
                                                                                   ------------

ITALY -- 2.1%
BANKS -- 0.3%
UniCredito Italiano S.p.A                                                 53,272        507,064
                                                                                   ------------
FINANCIAL SERVICES -- 1.2%
IFI-Istituto Finanziario Industriale S.p.A. (a)                           24,364        871,968
IFIL - Investments S.p.A. (b)                                            128,060      1,251,432
                                                                                   ------------
                                                                                      2,123,400
                                                                                   ------------

RETAIL -- 0.4%
Geox S.p.A (b)                                                            36,323        633,244
                                                                                   ------------
TELECOMMUNICATIONS -- 0.2%
Telecom Italia S.p.A                                                     163,227        403,625
                                                                                   ------------
                                                                                      3,667,333
                                                                                   ------------

JAPAN -- 17.8%
AUTOMOTIVE -- 2.0%
Toyota Motor Corp.                                                        52,400      3,357,407
                                                                                   ------------
BANKS -- 2.1%
Bank of Yokohama Ltd.                                                    157,000      1,171,154
Chiba Bank                                                                64,000        564,858
Mitsubishi Tokyo Financial Group, Inc.                                        63        711,079
Sumitoma Mitsui Financial Group, Inc.                                         82        744,601
Sumitomo Trust & Banking Co.                                              41,000        427,623
                                                                                   ------------
                                                                                      3,619,315
                                                                                   ------------

BUILDING & CONSTRUCTION -- 0.3%
Okumura Corp. (b)                                                         91,000        498,884
                                                                                   ------------
CHEMICALS -- 1.0%
Hitachi Chemical Co. Ltd.                                                 17,700        416,082
Tokuyama Corp.                                                            76,000      1,328,637
                                                                                   ------------
                                                                                      1,744,719
                                                                                   ------------

COSMETICS & TOILETRIES -- 0.8%
Kao Corp.                                                                 30,000        878,347
Shiseido Company Ltd.                                                     28,000        569,101
                                                                                   ------------
                                                                                      1,447,448
                                                                                   ------------

ELECTRONIC & ELECTRICAL - GENERAL -- 5.0%
CANON, Inc.                                                               63,000      3,384,309
Fanuc Ltd.                                                                 4,900        456,172
Sharp Corp.                                                               43,000        828,362
SONY CORP                                                                 28,400      1,443,680
Square Enix Co., Ltd. (b)                                                 25,300        652,709
The Tokyo Electric Power Co., Inc.                                        25,800        882,369
THK CO. Ltd                                                               39,900        939,640
                                                                                   ------------
                                                                                      8,587,241
                                                                                   ------------

ENTERTAINMENT SYSTEMS -- 0.6%
Nintendo Co. Ltd.                                                          3,700      1,075,444
                                                                                   ------------
FINANCIAL SERVICES -- 2.2%
Mizuho Financial Group                                                       134        863,122
Orix Corp.                                                                11,080      2,886,715
                                                                                   ------------
                                                                                      3,749,837
                                                                                   ------------

FOOD PRODUCTS & SERVICES -- 0.2%
Ezaki Glico Co. Ltd. (b)                                                  28,000        332,193
                                                                                   ------------
GAS DISTRIBUTION -- 0.7%
Tokyo Gas Co., Ltd.                                                      229,000      1,276,811
                                                                                   ------------
INSURANCE -- 0.8%
Mitsui Sumitomo Insurance Co.                                             83,000      1,041,770
Sompo Japan Insurance, Inc.                                               32,000        398,931
                                                                                   ------------
                                                                                      1,440,701
                                                                                   ------------

MOTION PICTURES & SERVICES -- 0.2%
Toho Co. Ltd.                                                             14,500        283,023
                                                                                   ------------
PHARMACEUTICALS -- 0.7%
Eisai Co. Ltd.                                                            25,400      1,217,889
                                                                                   ------------
REAL ESTATE INVESTMENT / MANAGEMENT -- 0.4%
Mitsubishi Estate Co. Ltd.                                                13,000        426,953
Tokyo Tatemono Co. Ltd.                                                   13,000        196,156
                                                                                   ------------
                                                                                        623,109
                                                                                   ------------

RETAIL -- 0.4%
Yamada Denki Co. Ltd.                                                      6,500        605,677
                                                                                   ------------
TEXTILES -- 0.4%
Toray Industries, Inc.                                                    95,000        686,893
                                                                                   ------------
                                                                                     30,546,591
                                                                                   ------------

MEXICO -- 0.6%
BUILDING PRODUCTS -- 0.4%
Cemex S.A. ADR (b)                                                        19,842        649,826
                                                                                   ------------
RETAIL -- 0.2%
Controladora Comercial Mexicna S.A. de C.V. (a)                          124,900        350,766
                                                                                   ------------
                                                                                      1,000,592
                                                                                   ------------

NETHERLANDS -- 5.3%
BANKS -- 0.9%
ABN AMRO Holding N.V                                                      35,104      1,510,989
                                                                                   ------------
CHEMICALS -- 0.6%
Akzo Nobel N.V                                                            14,671      1,114,216
                                                                                   ------------
ELECTRONIC & ELECTRICAL - GENERAL -- 0.9%
Philips Electronics N.V. (b)                                              38,693      1,477,834
                                                                                   ------------
FINANCIAL SERVICES -- 1.2%
ING Groep N.V                                                             49,006      2,072,059
                                                                                   ------------
FOOD DIVERSIFIED -- 1.3%
Unilever NV                                                               76,232      2,220,103
                                                                                   ------------
TELECOMMUNICATIONS -- 0.4%
Koninklijke (Royal) KPN N.V                                               48,200        750,801
                                                                                   ------------
                                                                                      9,146,002
                                                                                   ------------

NORWAY -- 2.0%
OIL COMP-INTEGRATED -- 1.2%
Statoil ASA (b)                                                           76,800      2,091,111
                                                                                   ------------
TELECOM SERVICES -- 0.8%
Telenor ASA                                                               75,000      1,332,609
                                                                                   ------------
                                                                                      3,423,720
                                                                                   ------------

RUSSIA -- 0.8%
STEEL -- 0.4%
Evraz Group GDR                                                           21,363        715,661
                                                                                   ------------
TELECOMMUNICATIONS -- 0.4%
AFK Sistema                                                               22,458        637,807
                                                                                   ------------
                                                                                      1,353,468
                                                                                   ------------

SINGAPORE -- 1.4%
DIVERSIFIED OPERATIONS -- 1.0%
Keppel Corp. Ltd.                                                        133,000      1,665,568
                                                                                   ------------
FINANCIAL SERVICES -- 0.4%
DBS Group Holdings Ltd.                                                   47,000        662,932
                                                                                   ------------
                                                                                      2,328,500
                                                                                   ------------

SOUTH KOREA -- 0.6%
AUTOMOTIVE -- 0.2%
Hyundai Motor Co. Ltd. GDR (b)                                            14,605        273,698
                                                                                   ------------
FOOD PRODUCTS -- 0.2%
Lotte Confectionary Co. Ltd. (a)                                             275        352,197
                                                                                   ------------
TELECOMMUNICATIONS -- 0.2%
KT Corp. (a)                                                               9,760        437,751
                                                                                   ------------
                                                                                      1,063,646
                                                                                   ------------

SPAIN -- 4.2%
APPAREL -- 0.6%
Industria de Diseno Textil, S.A. (a)                                      15,649        972,745
                                                                                   ------------
BANKS -- 0.7%
Banco Santander Central Hispano S.A                                       69,540      1,241,139
                                                                                   ------------
UTILITIES - TELECOMMUNICATIONS -- 2.9%
Telefonica S.A                                                           223,212      4,920,176
                                                                                   ------------
                                                                                      7,134,060
                                                                                   ------------

SWEDEN -- 1.4%
METALS -- 0.4%
Assa Abloy AB (a)                                                         27,800        638,975
                                                                                   ------------
RETAIL -- 0.3%
AB Lindex (b)                                                             40,400        483,094
                                                                                   ------------
WIRELESS COMMUNICATIONS -- 0.7%
Telefonaktiebolaget LM Ericsson                                          366,000      1,347,034
                                                                                   ------------
                                                                                      2,469,103
                                                                                   ------------

SWITZERLAND -- 10.0%
CHEMICALS -- 0.9%
Lonza Group AG                                                            16,746      1,609,556
                                                                                   ------------
FINANCIAL SERVICES -- 0.7%
UBS AG                                                                    19,582      1,163,447
                                                                                   ------------
FOOD PRODUCTS -- 4.4%
Lindt & Spruengli AG                                                         498      1,306,471
Nestle S.A                                                                15,688      6,109,567
                                                                                   ------------
                                                                                      7,416,038
                                                                                   ------------

INSURANCE -- 0.8%
Swiss Re                                                                  14,330      1,308,945
                                                                                   ------------
INVESTMENT COMPANIES -- 0.5%
Pargesa Holding AG                                                         8,613        903,685
                                                                                   ------------
PHARMACEUTICALS -- 2.7%
Novartis AG                                                               30,306      1,738,256
Roche Holding AG                                                          16,636      2,943,334
                                                                                   ------------
                                                                                      4,681,590
                                                                                   ------------
                                                                                     17,083,261
                                                                                   ------------

TAIWAN -- 1.0%
SEMICONDUCTORS -- 0.5%
United Microelectronics Corp. ADR                                      1,540,000        888,775
                                                                                   ------------
TELECOMMUNICATIONS -- 0.5%
Chunghwa Telecom Co. Ltd.                                                436,660        845,744
                                                                                   ------------
                                                                                      1,734,519
                                                                                   ------------

UNITED KINGDOM -- 14.3%
BANKS -- 4.4%
HBOS plc                                                                  31,765        654,491
HSBC Holdings plc (b)                                                     59,600      1,035,858
Lloyds TSB Group plc                                                     137,718      1,519,058
Royal Bank of Scotland Group plc                                         108,778      4,244,944
                                                                                   ------------
                                                                                      7,454,351
                                                                                   ------------

CONTAINERS -- 0.4%
Rexam plc                                                                 59,986        649,263
                                                                                   ------------
ELECTRIC SERVICES -- 0.4%
Centrais Electricas Brasileiras S.A. (a)                              16,000,000        347,927
National Grid plc                                                         25,669        402,854
                                                                                   ------------
                                                                                        750,781
                                                                                   ------------

INSURANCE -- 0.7%
Amlin plc                                                                 67,123        374,483
Aviva plc                                                                 24,735        364,588
Prudential plc                                                            31,372        442,968
                                                                                   ------------
                                                                                      1,182,039
                                                                                   ------------

MEDICAL PRODUCTS -- 0.8%
Smith & Nephew plc                                                       104,392      1,327,113
                                                                                   ------------
MINERALS -- 1.4%
BHP Billiton plc                                                          54,095      1,206,133
Rio Tinto plc                                                             21,896      1,250,461
                                                                                   ------------
                                                                                      2,456,594
                                                                                   ------------

OIL COMP-INTEGRATED -- 4.3%
BG Group plc                                                              59,090        852,366
BP plc                                                                   384,401      4,175,723
Royal Dutch Shell plc - Class A                                           72,773      2,421,709
                                                                                   ------------
                                                                                      7,449,798
                                                                                   ------------

PHARMACEUTICALS -- 0.6%
GlaxoSmithKline plc                                                       37,899      1,041,915
                                                                                   ------------
TELECOMMUNICATIONS -- 1.1%
Vodafone Group plc                                                       710,503      1,894,581
                                                                                   ------------
UTILITIES - WATER -- 0.2%
United Utilities Plc                                                      26,164        388,997
                                                                                   ------------
                                                                                     24,595,432
                                                                                   ------------
TOTAL COMMON STOCKS                                                                 164,916,048
                                                                                   ------------
PREFERRED STOCK -- 0.3%
GERMANY -- 0.3%
AUTOMOTIVE -- 0.3%
Porsche AG (a)                                                               389        593,740
                                                                                   ------------
ELECTRIC SERVICES -- 0.0%
Schneider Electric S.A. (a)(b)                                            16,873         27,725
                                                                                   ------------



CORPORATE NOTES -- 1.2%
COMMUNITY DEVELOPMENT -- 1.2%
MMA Community Development Investment, Inc., 2.98%, 12/31/09, (C)+   $    795,000        795,000
MMA Community Development Investment, Inc., 4.47%, 12/31/09, (C)+      1,180,000      1,180,000
                                                                                   ------------

TOTAL CORPORATE NOTES                                                                 1,975,000
                                                                                   ------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 16.9%
Northern Institutional Liquid Asset Portfolio                         28,435,785     28,435,785
U.S. Treasury Bond, 6.00%, 2/15/26                                       210,390        239,381
U.S. Treasury Inflation Indexed Bonds, 0.88%, 4/26/07                    205,063        212,700
                                                                                   ------------
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                           28,887,866
                                                                                   ------------

TOTAL INVESTMENTS (Cost $156,501,241) -- 114.5%                                    $196,400,379

  Liabilities in excess of other assets -- (14.5%)
                                                                                    (24,824,174)
                                                                                   ------------
NET ASSETS -- 100.0%                                                               $171,576,205
                                                                                   ============

----------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of March 31, 2007.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.98% - 12/01, $795,000 and MMA Community Development Investment, Inc., 4.47% - 12/01, $1,180,000. At March 31, 2007 these securities had an aggregate market value of $1,975,000, Representing 1.2% of net assets.

+ Variable rate security. Rates presented are the rates in effect at March 31, 2007. Date presented reflects next rate change date.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

plc - Public Liability Company

See notes to schedule of portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2007 (Unaudited)

                                                                         SHARES         VALUE
COMMON STOCKS -- 98.8%
ADVERTISING AGENCIES -- 0.1%
Interpublic Group of Co., Inc. (a)                                          5,910    $     72,752
                                                                                     ------------
AIRLINES -- 0.0%
US Airways Group, Inc. (a)                                                    634          28,834
                                                                                     ------------
APPAREL MANUFACTURERS -- 0.3%
Jones Apparel Group, Inc.                                                   1,590          48,861
Liz Claiborne, Inc.                                                         1,620          69,417
V.F. Corp.                                                                  1,430         118,146
                                                                                     ------------
                                                                                          236,424
                                                                                     ------------

AUTOMOTIVE -- 0.4%
BorgWarner, Inc. (b)                                                        1,300          98,046
Ford Motor Co. (b)                                                         25,694         202,726
                                                                                     ------------
                                                                                          300,772
                                                                                     ------------

BANKS -- 15.8%
Bank of America Corp.                                                      61,633       3,144,515
Bank of New York Co., Inc.                                                  8,420         341,431
BB&T Corp.                                                                  6,280         257,606
Comerica, Inc.                                                              2,970         175,586
Compass Bancshares, Inc.                                                    1,640         112,832
Fifth Third Bancorp. (b)                                                    6,800         263,092
First Horizon National Corp. (b)                                            4,340         180,240
Huntington Bancshares, Inc. (b)                                            15,830         345,886
KeyCorp                                                                     4,870         182,479
M & T Bank Corp.                                                            1,220         141,313
Marshall & Ilsley Corp. (b)                                                 2,970         137,541
Mellon Financial Corp.                                                      4,610         198,875
National City Corp. (b)                                                    10,920         406,770
Northern Trust Corp.                                                        2,561         154,019
People's Bank (b)                                                           2,340         103,896
Popular, Inc. (b)                                                           6,040         100,022
Regions Financial Corp.                                                    10,145         358,829
Sovereign Bancorp, Inc. (b)                                                 6,368         162,002
SunTrust Banks, Inc.                                                        3,760         312,230
U.S. Bancorp                                                               21,290         744,511
UnionBanCal Corp.                                                           2,010         127,474
Wachovia Corp.                                                             23,630       1,300,832
Wells Fargo & Co.                                                          39,290       1,352,754
Zions Bancorp. (b)                                                          1,420         120,018
                                                                                     ------------
                                                                                       10,724,753
                                                                                     ------------

BEVERAGES -- 2.2%
Coca-Cola Company                                                          26,760       1,284,480
Coca-Cola Enterprises, Inc.                                                 5,760         116,640
Pepsi Bottling Group, Inc.                                                  4,080         130,111
                                                                                     ------------
                                                                                        1,531,231
                                                                                     ------------

BROADCAST SERVICES & PROGRAMMING -- 0.5%
CBS Corp., Class B                                                          7,670         234,626
Liberty Global, Inc., Class A (a)                                           1,401          46,135
Liberty Global, Inc., Series C (a)                                          3,124          95,719
                                                                                     ------------
                                                                                          376,480
                                                                                     ------------

BROKERAGE SERVICES -- 7.4%
A.G. Edwards, Inc.                                                          1,098          75,960
Bear Stearns Cos., Inc.                                                     1,600         240,560
JPMorgan Chase & Co.                                                       49,305       2,385,375
Lehman Brothers Holdings, Inc.                                              5,910         414,114
Merrill Lynch & Co. (b)                                                    11,080         904,904
Morgan Stanley                                                             12,777       1,006,316
                                                                                     ------------
                                                                                        5,027,229
                                                                                     ------------

BUSINESS SERVICES -- 0.2%
Fidelity National Information Services, Inc. (b)                            2,151          97,784
Manpower, Inc.                                                                970          71,557
                                                                                     ------------
                                                                                          169,341
                                                                                     ------------

CHEMICALS - GENERAL -- 0.9%
Air Products & Chemicals, Inc.                                              2,710         200,242
Lyondell Chemical Co.                                                       3,730         111,788
PPG Industries, Inc.                                                        1,910         134,292
Rohm and Haas Company                                                       3,400         175,848
                                                                                     ------------
                                                                                          622,170
                                                                                     ------------

COMPUTER SERVICES -- 0.4%
Electronic Data Systems Corp.                                               5,340         147,811
First Data Corp.                                                            4,970         133,693
                                                                                     ------------
                                                                                          281,504
                                                                                     ------------

COMPUTER STORAGE DEVICES -- 0.2%
Seagate Technology                                                          7,060         164,498
                                                                                     ------------

COMPUTERS & PERIPHERALS -- 2.4%
Hewlett-Packard Co.                                                        17,106         686,635
International Business Machines Corp.                                      10,053         947,596
                                                                                     ------------
                                                                                        1,634,231
                                                                                     ------------

CONGLOMERATES -- 0.5%
Emerson Electric Co.                                                        8,520         367,127
                                                                                     ------------

CONSTRUCTION SERVICES -- 0.3%
D.R. Horton, Inc.                                                           4,110          90,420
Lennar Corp.                                                                1,990          83,998
NVR, Inc.(a)(b)                                                                45          29,925
                                                                                     ------------
                                                                                          204,343
                                                                                     ------------

CONSUMER FINANCIAL SERVICES -- 0.1%
H&R Block, Inc.                                                             4,390          92,366
                                                                                     ------------
CONSUMER PRODUCTS -- 0.1%
Bausch & Lomb, Inc. (b)                                                       999          51,109
                                                                                     ------------


CONTAINERS - PAPER & PLASTIC -- 0.3%
Avery Dennison Corp. (b)                                                    1,380          88,679
Owens-Illinois, Inc. (a)(b)                                                 3,257          83,933
                                                                                     ------------
                                                                                          172,612
                                                                                     ------------

COSMETICS & TOILETRIES -- 0.7%
Kimberly-Clark Corp.                                                        7,271         497,991
                                                                                     ------------

DISTRIBUTION -- 0.3%
Genuine Parts Co.                                                           2,980         146,020
W.W. Grainger, Inc.                                                         1,080          83,419
                                                                                     ------------
                                                                                          229,439
                                                                                     ------------

ELECTRIC SERVICES -- 1.6%
Alliant Energy Corp.                                                        2,010          90,088
CenterPoint Energy, Inc. (b)                                                3,356          60,207
Consolidated Edison, Inc. (b)                                               3,430         175,135
FPL Group, Inc.                                                             4,580         280,158
Mirant Corp. (a)(b)                                                         2,930         118,548
NiSource, Inc.                                                              4,520         110,469
NRG Energy, Inc. (a)(b)                                                     1,650         118,866
Pepco Holdings, Inc. (b)                                                    4,130         119,853
                                                                                     ------------
                                                                                        1,073,324
                                                                                     ------------

ELECTRONIC & ELECTRICAL - GENERAL -- 0.4%
Arrow Electronics, Inc. (a)                                                 2,680         101,170
LSI Logic Corp. (a)(b)                                                     11,526         120,332
Novellus Systems, Inc. (a)(b)                                               2,372          75,951
                                                                                     ------------
                                                                                          297,453
                                                                                     ------------

ENERGY -- 0.7%
Valero Energy Corp.                                                         7,250         467,553
                                                                                     ------------

FINANCIAL SERVICES -- 10.4%
Ambac Financial Group, Inc.                                                 1,500         129,585
American Capital Strategies Ltd. (b)                                        2,180          96,596
Ameriprise Financial, Inc.                                                  2,940         167,992
Capital One Financial Corp.                                                 6,082         458,948
CIT Group, Inc.                                                             3,120         165,110
Citigroup, Inc.                                                            67,453       3,463,036
Countrywide Financial Corp.                                                 7,200         242,208
Federal Home Loan Mortgage Corp.                                            8,040         478,300
Federal National Mortgage Association                                      12,512         682,905
Janus Capital Group, Inc.                                                   5,467         114,315
MBIA, Inc. (b)                                                              2,670         174,858
MGIC Investment Corp. (b)                                                   1,650          97,218
PNC Financial Services Group, Inc.                                          3,960         285,001
The Student Loan Corp. (b)                                                    270          50,198
Washington Mutual, Inc. (b)                                                11,190         451,852
                                                                                     ------------
                                                                                        7,058,122
                                                                                     ------------

FIRE, MARINE, AND CASUALTY INSURANCE -- 0.3%
Transatlantic Holdings, Inc.                                                1,150          74,888
White Mountains Insurance Group Ltd. (b)                                      170          96,305
                                                                                     ------------
                                                                                          171,193
                                                                                     ------------

FOOD DISTRIBUTORS & WHOLESALERS -- 0.5%
Dean Foods Co. (a)                                                          1,320          61,697
Sara Lee Corp.                                                              9,490         160,570
SUPERVALU, Inc.                                                             3,784         147,841
                                                                                     ------------
                                                                                          370,108
                                                                                     ------------

FOOD PROCESSING -- 1.0%
Bunge Ltd. (b)                                                              1,570         129,085
ConAgra Foods, Inc.                                                         5,730         142,734
H.J. Heinz Co.                                                              3,630         171,046
Hormel Foods Corp.                                                          5,240         194,876
McCormick & Co.                                                             1,490          57,395
                                                                                     ------------
                                                                                          695,136
                                                                                     ------------

FOOD PRODUCTS -- 0.9%
Campbell Soup Co.                                                           4,240         165,148
General Mills, Inc.                                                         3,500         203,770
J.M. Smucker Co. (b)                                                        1,250          66,650
Kraft Foods, Inc. (b)                                                       5,210         164,949
                                                                                     ------------
                                                                                          600,517
                                                                                     ------------

FOOD STORES -- 0.6%
Kroger Co.                                                                  7,560         213,570
Safeway, Inc. (b)                                                           4,910         179,902
                                                                                     ------------
                                                                                          393,472
                                                                                     ------------

FORESTRY -- 0.2%
Plum Creek Timber Co., Inc.                                                 3,030         119,443
                                                                                     ------------

FURNITURE & HOME FURNISHINGS -- 0.1%
Leggett & Platt, Inc.                                                       4,000          90,680
                                                                                     ------------

HEALTH CARE SERVICES -- 0.4%
AmerisourceBergen Corp.                                                     3,380         178,295
Triad Hospitals, Inc. (a)(b)                                                1,810          94,573
                                                                                     ------------
                                                                                          272,868
                                                                                     ------------

HOTELS & MOTELS -- 0.1%
Wyndham Worldwide Corp. (a)                                                 2,594          88,585
                                                                                     ------------

HOUSEHOLD PRODUCTS -- 0.2%
Newell Rubbermaid, Inc.                                                     3,410         106,017
                                                                                     ------------

INDUSTRIAL GOODS & SERVICES -- 0.2%
Masco Corp.                                                                 4,850         132,890
                                                                                     ------------

INSURANCE -- 8.8%
Allstate Corp.                                                              7,860         472,072
American International Group, Inc.                                         31,112       2,091,348
Aon Corp.                                                                   3,370         127,925
Assurant, Inc. (b)                                                          1,710          91,707
Chubb Corp.                                                                 5,790         299,169
CIGNA Corp.                                                                 1,430         204,004
Cincinnati Financial Corp.                                                  4,150         175,960
Everest Re Group                                                              940          90,400
First American Corp. (b)                                                    1,690          85,717
Genworth Financial, Inc.                                                    5,000         174,700
Hartford Financial Services Group, Inc.                                     3,130         299,165
Lincoln National Corp.                                                      3,055         207,098
Marsh & McLennan Cos., Inc.                                                 6,340         185,699
MetLife, Inc.                                                               8,980         567,087
Prudential Financial, Inc.                                                  5,040         454,910
Radian Group, Inc. (b)                                                      1,200          65,856
SAFECO Corp.                                                                1,930         128,210
The PMI Group, Inc. (b)                                                     1,600          72,352
Torchmark Corp.                                                             1,550         101,665
UnumProvident Corp.                                                         3,910          90,047
                                                                                     ------------
                                                                                        5,985,091
                                                                                     ------------

INSURANCE PROPERTY-CASUALTY -- 1.3%
ACE Ltd.                                                                    3,640         207,698
Fidelity National Title, Class A (a)                                        3,334          80,049
The Travelers Companies, Inc.                                               8,380         433,834
XL Capital Ltd.                                                             2,340         163,706
                                                                                     ------------
                                                                                          885,287
                                                                                     ------------

IRON & STEEL -- 0.2%
United States Steel Corp.                                                   1,380         136,855
                                                                                     ------------

MACHINERY -- 0.8%
Deere & Co.                                                                 2,630         285,723
Ingersoll-Rand Co. Ltd.                                                     4,150         179,986
Stanley Works                                                               1,320          73,075
                                                                                     ------------
                                                                                          538,784
                                                                                     ------------

MANUFACTURING -- 1.3%
Cooper Industries Ltd., Class A                                             2,340         105,277
SPX Corp.                                                                   1,110          77,922
Tyco International Ltd.                                                    19,460         613,963
Whirlpool Corp.                                                               840          71,324
                                                                                     ------------
                                                                                          868,486
                                                                                     ------------

MEDICAL SUPPLIES -- 0.7%
Baxter International, Inc.                                                  7,340         386,597
Hillenbrand Industry, Inc. (b)                                              1,580          93,805
                                                                                     ------------
                                                                                          480,402
                                                                                     ------------

MOTION PICTURES -- 0.1%
Regal Entertainment Group (b)                                               4,230          84,050
                                                                                     ------------

MULTIMEDIA -- 0.9%
Time Warner, Inc.                                                          31,939         629,837
                                                                                     ------------

NATURAL GAS UTILITIES -- 0.2%
Kinder Morgan, Inc.                                                         1,540         163,933
                                                                                     ------------

NEWSPAPERS -- 0.6%
E.W. Scripps Co.                                                            2,000          89,360
Gannett Co., Inc.                                                           2,590         145,791
McClatchy Co., Class A                                                        773          24,435
The Washington Post Company, Class B (b)                                      102          77,877
Tribune Co.                                                                 2,490          79,954
                                                                                     ------------
                                                                                          417,417
                                                                                     ------------

OFFICE EQUIPMENT & SERVICES -- 0.7%
Pitney Bowes, Inc.                                                          5,890         267,347
Xerox Corp. (a)                                                            13,430         226,833
                                                                                     ------------
                                                                                          494,180
                                                                                     ------------

OIL - INTEGRATED -- 2.4%
ConocoPhillips                                                             21,840       1,492,764
Hess Corp.                                                                  3,170         175,840
                                                                                     ------------
                                                                                        1,668,604
                                                                                     ------------

OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 2.2%
Anadarko Petroleum Corp.                                                    5,240         225,215
Apache Corp.                                                                3,550         250,985
Devon Energy Corp.                                                          4,870         337,102
ENSCO International, Inc.                                                   1,299          70,666
GlobalSantaFe Corp.                                                         2,700         166,536
ONEOK, Inc.                                                                 1,601          72,045
Patterson-UTI Energy, Inc. (b)                                              2,546          57,132
Pioneer Natural Resources (b)                                               2,200          94,842
Rowan Cos., Inc. (b)                                                        1,540          50,004
The Williams Cos., Inc.                                                     7,440         211,742
                                                                                     ------------
                                                                                        1,536,269
                                                                                     ------------

OIL & GAS OPERATIONS -- 0.8%
Chesapeake Energy Corp.                                                     5,330         164,590
Cimarex Energy Co. (b)                                                      1,460          54,049
Newfield Exploration Co. (a)                                                1,550          64,651
Noble Energy, Inc.                                                          1,940         115,721
Pride International, Inc. (a)                                               2,140          64,414
Sunoco, Inc.                                                                1,500         105,660
                                                                                     ------------
                                                                                          569,085
                                                                                     ------------

OIL & GAS TRANSMISSION -- 1.0%
El Paso Corp.                                                               8,480         122,706
KeySpan Corp.                                                               8,640         355,535
Sempra Energy                                                               3,160         192,792
                                                                                     ------------
                                                                                          671,033
                                                                                     ------------

PAPER PRODUCTS -- 1.0%
International Paper Co.                                                     5,350         194,740
MeadWestvaco Corp.                                                          3,520         108,557
Smurfit-Stone Container Corp. (a)                                           8,366          94,201
Temple-Inland, Inc.                                                         1,600          95,584
Weyerhaeuser Co.                                                            2,730         204,040
                                                                                     ------------
                                                                                          697,122
                                                                                     ------------

PHARMACEUTICALS -- 6.4%
Abbott Laboratories                                                        16,690         931,302
Bristol-Myers Squibb Co.                                                   24,730         686,505
Eli Lilly and Co.                                                          11,690         627,870
Hospira, Inc. (a)                                                           2,380          97,342
Merck & Co., Inc.                                                          28,318       1,250,806
Omnicare, Inc. (b)                                                          1,520          60,450
Wyeth                                                                      14,390         719,932
                                                                                     ------------
                                                                                        4,374,207
                                                                                     ------------

PRINTING - COMMERCIAL -- 0.2%
R.R. Donnelley & Sons Co.                                                   3,070         112,331
                                                                                     ------------

PUBLISHING -- 0.2%
Idearc, Inc.                                                                3,456         121,306
                                                                                     ------------

RAILROADS -- 0.3%
Norfolk Southern Corp.                                                      4,530         229,218
                                                                                     ------------

RAW MATERIALS -- 0.2%
Vulcan Materials Co.                                                        1,250         145,600
                                                                                     ------------

REAL ESTATE INVESTMENT TRUST -- 2.0%
Archstone-Smith Trust                                                       2,740         148,727
Developers Diversified Realty Corp.                                         1,650         103,785
Equity Residential                                                          3,380         163,017
Health Care Property Investors, Inc. (b)                                    2,395          86,292
iStar Financial, Inc.                                                       3,075         144,002
Kimco Realty Corp.                                                          3,260         158,892
Public Storage, Inc.                                                        2,059         194,926
Regency Centers Corp.                                                       1,134          94,746
United Dominion Realty Trust, Inc. (b)                                      2,300          70,426
Vornado Realty Trust (b)                                                    1,710         204,072
                                                                                     ------------
                                                                                        1,368,885
                                                                                     ------------

REAL ESTATE OPERATIONS -- 2.4%
AMB Property Corp.                                                          1,260          74,075
Apartment Investment & Management Co.                                       1,630          94,035
AvalonBay Communities, Inc.                                                   960         124,800
Boston Properties, Inc.                                                     1,630         191,362
Duke Realty Corp.                                                           1,920          83,462
Forest City Enterprises, Inc., Class A                                      1,644         108,800
Host Hotels & Resorts, Inc.                                                 9,372         246,577
Macerich Co.                                                                1,250         115,450
ProLogis                                                                    2,800         181,804
Realogy Corp. (a)                                                           2,892          85,632
Simon Property Group, Inc.                                                  2,510         279,239
SL Green Realty Corp. (b)                                                     640          87,795
                                                                                     ------------
                                                                                        1,673,031
                                                                                     ------------

RECREATIONAL ACTIVITIES -- 0.7%
Carnival Corp.                                                              7,490         350,981
Royal Caribbean Cruises Ltd. (b)                                            2,260          95,282
                                                                                     ------------
                                                                                          446,263
                                                                                     ------------

RECREATIONAL PRODUCTS -- 0.3%
Hasbro, Inc.                                                                2,701          77,303
Mattel, Inc.                                                                5,220         143,915
                                                                                     ------------
                                                                                          221,218
                                                                                     ------------

RESIDENTIAL BUILDING CONSTRUCTION -- 0.3%
Centex Corp. (b)                                                            1,610          67,266
KB Home (b)                                                                 1,140          48,644
Pulte Homes, Inc.                                                           3,470          91,816
                                                                                     ------------
                                                                                          207,726
                                                                                     ------------

RESTAURANTS -- 1.0%
McDonald's Corp.                                                           14,180         638,809
Wendy's International, Inc. (b)                                             1,568          49,078
                                                                                     ------------
                                                                                          687,887
                                                                                     ------------

RETAIL -- 1.1%
Circuit City Stores, Inc. (b)                                               2,090          38,728
Dollar General Corp.                                                        7,834         165,689
Limited Brands, Inc.                                                        6,530         170,171
Sherwin-Williams Co.                                                        1,770         116,891
The Gap, Inc.                                                               9,860         169,691
Tiffany & Co. (b)                                                           2,490         113,245
                                                                                     ------------
                                                                                          774,415
                                                                                     ------------

SAVINGS & LOANS -- 0.1%
Hudson City Bancorp, Inc.                                                   7,260          99,317
                                                                                     ------------

SEMICONDUCTORS -- 0.3%
Intersil Corp.                                                              3,100          82,119
Maxim Integrated Products, Inc.                                             4,460         131,124
                                                                                     ------------
                                                                                          213,243
                                                                                     ------------

SOFTWARE & SERVICES -- 0.1%
Cadence Design Systems, Inc. (a)                                            4,610          97,087
                                                                                     ------------

TELECOMMUNICATIONS -- 9.1%
ALLTEL Corp.                                                                4,200         260,400
AT&T, Inc.                                                                 85,544       3,372,999
CenturyTel, Inc.                                                            1,880          84,957
JDS Uniphase Corp. (a)(b)                                                   2,049          31,206
Sprint Nextel Corp.                                                        37,421         709,502
Telephone & Data Systems, Inc.                                              1,172          69,875
Verizon Communications, Inc.                                               36,395       1,380,098
Virgin Media, Inc. (b)                                                      3,830          96,708
Windstream Corp.                                                            8,712         127,979
                                                                                     ------------
                                                                                        6,133,724
                                                                                     ------------

TELECOMMUNICATIONS-SERVICES & EQUIPMENT -- 0.2%
Embarq Corp.                                                                1,480          83,398
Tellabs, Inc. (a)                                                           4,425          43,808
                                                                                     ------------
                                                                                          127,206
                                                                                     ------------

TRAVEL SERVICES -- 0.1%
Sabre Holdings Corp.                                                        1,195          39,136
                                                                                     ------------

WASTE MANAGEMENT -- 0.1%
Republic Services, Inc.                                                     3,180          88,468
                                                                                     ------------

TOTAL COMMON STOCKS                                                                    67,709,270
                                                                                     ------------
SHORT TERM INVESTMENTS -- 0.6%
Northern Institutional Government Select Portfolio                        391,674         391,674
                                                                                     ------------



CORPORATE NOTES -- 0.9%
COMMUNITY DEVELOPMENT -- 0.9%
MMA Community Development Investment, Inc., 2.98%, 12/31/09, (C)+         175,000         175,000
MMA Community Development Investment, Inc., 4.47%, 12/31/09, (C)+         435,000         435,000
                                                                                     ------------


TOTAL CORPORATE NOTES                                                     610,000         610,000
                                                                                     ------------


SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING --11.1%
Banco Santander Central Hispano Letter of Credit                          510,511         510,511
Northern Institutional Liquid Asset Portfolio                           6,428,569       6,428,569
U.S. Treasury Bond, 5.50%, 8/15/28                                         17,963          19,445
U.S. Treasury Inflation Indexed Bonds, .88%, 4/15/10                       77,115          79,988
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26                       7,520           7,319
U.S. Treasury Inflation Indexed Notes, 3.63%, 1/15/08                          35              45
U.S. Treasury Inflation Indexed Notes, 3.88%, 1/15/09                      26,110          33,659
U.S. Treasury Inflation Indexed Notes, 3.38%, 1/15/12                      41,066          49,988
U.S. Treasury Inflation Indexed Notes, 1.63%, 1/15/15                       3,969           4,052
U.S. Treasury Inflation Indexed Notes, 2.38%, 1/15/17                      90,056          92,163
U.S. Treasury Inflation Indexed Notes, 2.38%, 1/15/25                      15,561          16,899
U.S. Treasury Inflation Indexed Notes, 2.38%, 1/15/27                     245,013         249,132
U.S. Treasury Inflation Indexed Notes, 3.88%, 4/15/29                      28,929          45,845
U.S. Treasury Note, 3.13%, 5/15/07                                          8,355           8,434
U.S. Treasury Note, 3.38%, 2/15/08                                          5,117           5,071
U.S. Treasury Note, 5.63%, 5/15/08                                          9,399           9,676
U.S. Treasury Note, 4.88%, 7/31/11                                          2,924           2,986
U.S. Treasury Note, 3.63%, 4/15/28                                          1,880           2,903
                                                                                     ------------
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                              7,566,685
                                                                                     ------------

TOTAL INVESTMENTS (Cost $63,275,928) -- 111.4%                                       $ 76,277,629

  Liabilities In Excess Of Other Assets -- (11.4%)                                    (7,815,015)
                                                                                     ------------
NET ASSETS -- 100.0%
                                                                                     $ 68,462,614
                                                                                     ============

----------
(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of March 31, 2007.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.98% - 7/02, $175,000 and MMA Community Development Investment, Inc., 4.47% - 12/01, $435,000. At March 31, 2007 these securities had an aggregate market value of $610,000, representing 0.9% of net assets.

+ Variable rate security. Rates presented are the rates in effect at March 31, 2007. Date presented reflects next rate change date.

plc - Public Liability Company

                                                                     UNREALIZED
FUTURES CONTRACTS PURCHASED                             CONTRACTS   APPRECIATION
                                                        ---------   ------------

S&P 500 Index Futures Contract, expiring  June, 2007
 (underlying face amount  at value $357,800)                1        $   9,825

See notes to schedule of portfolio of investments.

MMA Praxis Mutual Funds

Notes to schedule of portfolio investments
March 31, 2007 (Unaudited)

SECURITIES VALUATION:

Securities are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When fair valuing foreign securities held by the International Fund, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Funds' Board of Trustees. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money Market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

SECURITIES TRANSACTIONS:

Security transactions are accounted for on the trade date.

FUTURES CONTRACTS:

The Funds may invest in futures contracts (stock or bond index futures contracts or interest rate futures) to hedge or manage risks associated with a Funds' securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to a certain percentage of the market value of the futures contracts, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments to underlying futures contracts it holds. The inability to close the futures position also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

SWAP AGREEMENTS:

The Funds may enter into event-linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a premium to a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium from a counterparty and agrees to assume the credit risk of an issuer upon the occurrence of certain events.


RESTRICTED SECURITIES:

Investments in restricted securities are valued by the Board of Trustees or valued pursuant to valuation procedures approved by the Board of Trustees (the "Valuation Procedures"). The Valuation Procedures contemplate the Board's delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

SECURITIES LENDING:

In order to generate additional income, each Fund may, from time to time, subject to its investment objectives and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 100% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars, (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government, or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund.

COMMUNITY DEVELOPMENT INVESTMENTS:

Consistent with the investment criteria for socially responsible investing, the Board of Trustees of the Funds has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission ("SEC") an exemptive order that would permit each of the Funds to invest a limited portion of their respective net assets in securities issued by an affiliate of MMA Capital Management (the "Adviser"), MMA Community Development Investments, Inc. ("MMA CDI"). MMA CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the "CDI-Notes"). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC's exemptive order, would be permitted to invest up to 3% of its net assets in CDI-Notes.

FEDERAL INCOME TAX INFORMATION

The following information is computed on a tax basis for each item as of March 31, 2007:

                                              Intermediate         Core            Value
                                                 Income           Stock            Index        International
                                                  Fund             Fund            Fund              Fund
                                             -------------    -------------    -------------    -------------
Tax cost of portfolio investments            $ 288,765,330    $ 328,237,706    $  63,571,280    $ 157,122,678
Gross unrealized appreciation                    1,554,934       43,228,126       13,663,018       40,895,122
Gross unrealized depreciation                   (3,458,055)      (6,688,137)        (956,669)      (1,617,420)
                                             -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)   $  (1,903,122)   $  36,539,989    $  12,706,349    $  39,277,702
                                             =============    =============    =============    =============

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By (Signature and Title)


/s/ Steven T. McCabe
---------------------------
Steven T. McCabe, Treasurer

Date: May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Steven T. McCabe
---------------------------
Steven T. McCabe, Treasurer

Date: May 25, 2007


By (Signature and Title)


/s/ John Liechty
---------------------------
John Liechty, President

Date: May 25, 2007